Note G - Assets Held For Sale (Detail) - Summary of Net Assets Held for Sale (USD $)	Sep. 30, 2012	Nov. 30, 2011	Dec. 31, 2010
Cash Held For Sale	$ 57,661,000	$ 60,847,000	$ 59,416,000
Liabilities of Assets Held for Sale	46,650,000	49,100,000	45,769,000
Net assets held for sale	11,011,000
Property and equipment	52,589,000	5,335,000
Cash [Member]
Cash Held For Sale	1,530,000
Cash Restricted [Member]
Cash Held For Sale	1,000,000
Accounts Receivable [Member]
Other Assets Held fo Sale	790,000
Inventory [Member]
Other Assets Held fo Sale	57,000
Current Assets [Member]
Other Assets Held fo Sale	281,000
Other Assets [Member]
Other Assets Held fo Sale	1,414,000
Total assets	57,661,000
Accounts Payable [Member]
Liabilities of Assets Held for Sale	7,595,000
Notes Payable, Other Payables [Member]
Liabilities of Assets Held for Sale	39,055,000
Liabilities, Total [Member]
Liabilities of Assets Held for Sale	$ 46,650,000